Income Taxes - Components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforward	$ 202,940	$ 188,944
163j Interest Carryovers	71,132	57,809
Stock compensation	10,307	10,808
Accrued and prepaid expenses	2,088	3,347
Other	60	52
Total deferred tax assets	286,527	260,960
Deferred tax liabilities:
Depreciation and amortization	(264,588)	(300,073)
Inventory	(1,904)	(1,056)
Total deferred tax liabilities	(266,492)	(301,129)
Valuation allowance	(264,235)	(256,597)
Net deferred tax liabilities	$ (244,200)	$ (296,766)